Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
Goodwill of the Company at December 31, 2012 and 2011 is comprised of the following (in thousands):

	Racing Operations	Gaming	On-line Business	Other Investments	Total
Balance as of December 31, 2010	$50,400	$35,082	$127,787	$1,259	$214,528
Additions	—	(393)	(423)	—	(816)
Balance as of December 31, 2011	50,400	34,689	127,364	1,259	213,712
Reclassifications	1,259	—	—	(1,259)	—
Additions	—	32,768	—	3,934	36,702
Balance as of December 31, 2012	$51,659	$67,457	$127,364	$3,934	$250,414